Revenues - Summary of Consolidated Net Revenues Disaggregated by Product Group, Geographical Region of Shipment and Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 9,556	$ 9,664	$ 8,347
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total revenues	6,720	6,325	5,549
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,836	3,339	2,798
Net Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues	9,381	9,461	8,175
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	148	151	133
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues	27	52	39
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,265	2,478	2,142
Americas [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,351	1,264	1,085
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 5,940	$ 5,922	$ 5,120